Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	31,606,466
Number of options, granted	5,771,226
Number of options, Exercised	(9,426,874)
Number of options, Forfeited	(981,527)
Number of options, Outstanding ending balance	26,969,291	31,606,466
Number of options, Exercisable	14,743,283
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0641
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0602
Weighted average exercise price per option, Forfeited	0.0132
Weighted average exercise price per option, Outstanding ending balance	0.0536	$ 0.0641
Weighted average exercise price per option, Exercisable	$ 0.0952
Weighted average remaining contractual life, Outstanding beginning balance	7 years 4 months 24 days	7 years 7 months 17 days
Weighted average remaining contractual term options outstanding	7 years 4 months 24 days	7 years 7 months 17 days
Weighted average remaining contractual life, Exercisable	6 years 4 months 20 days
Aggregated intrinsic value, Outstanding beginning balance	$ 288,439
Aggregated intrinsic value, Outstanding ending balance	328,658	$ 288,439
Aggregated intrinsic value, Exercisable	$ 170,053
Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	8,000,000
Number of options, Forfeited	(5,000,000)
Number of options, Outstanding ending balance	3,000,000	8,000,000
Number of options, Exercisable	1,812,500
Weighted average exercise price per option, Outstanding beginning balance	$ 0.1088
Weighted average exercise price per option, Forfeited	0.1100
Weighted average exercise price per option, Outstanding ending balance	0.1067	$ 0.1088
Weighted average exercise price per option, Exercisable	$ 0.1060
Weighted average remaining contractual life, Outstanding beginning balance	7 years 6 months	8 years 2 months 8 days
Weighted average remaining contractual term options outstanding	7 years 6 months	8 years 2 months 8 days
Weighted average remaining contractual life, Exercisable	7 years 5 months 12 days
Aggregated intrinsic value, Outstanding beginning balance	$ 10
Aggregated intrinsic value, Outstanding ending balance	10	$ 10
Aggregated intrinsic value, Exercisable	$ 7